Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Deferred Contract Costs-Warrant [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2008	$ 415	$ 615,025	$ (8)	$ 3,522	$ (410,502)	$ 208,452
Balance, Shares at Mar. 31, 2008	41,542,000
Exercise of stock options	7	12,167				12,174
Exercise of stock options, Shares	738,000
Exercise of warrants	2	4,339				4,341
Exercise of warrants, Shares	148,000
Issuance of common stock - ESPP		289				289
Issuance of common stock - ESPP, Shares	17,000
Issuance of common stock - restricted shares	4	(4)
Issuance of common stock - restricted shares, Shares	404,000
Stock-based compensation expense		9,672				9,672
Non-employee stock-based compensation expense		7				7
Issuance of stock for calendar 401(k) match		556				556
Issuance of stock for calendar 401(k) match, Shares	25,000
Contingent consideration	5	11,003				11,008
Contingent consideration, Shares	424,000
Amortization of deferred warrant costs			6			6
Net unrealized losses on investments				(113)		(113)
Cumulative translation adjustment				(7,896)		(7,896)
Net (loss) income					(16,635)	(16,635)
Balance at Mar. 31, 2009	433	653,054	(2)	(4,487)	(427,137)	221,861
Balance, Shares at Mar. 31, 2009	43,298,000
Exercise of stock options	8	18,632				18,640
Exercise of stock options, Shares	810,000
Issuance of common stock - ESPP		363				363
Issuance of common stock - ESPP, Shares	14,000
Issuance of common stock - restricted shares	2	(2)
Issuance of common stock - restricted shares, Shares	233,000
Stock-based compensation expense		13,494				13,494
Non-employee stock-based compensation expense		138				138
Issuance of stock for calendar 401(k) match	1	857				858
Issuance of stock for calendar 401(k) match, Shares	33,000
Contingent consideration	4	10,824				10,828
Contingent consideration, Shares	426,000
Minority interest investment		1,057				1,057
Minority interest investment, Shares	32,000
Amortization of deferred warrant costs			2			2
Net unrealized losses on investments				(37)		(37)
Cumulative translation adjustment				(2,487)		(2,487)
Net (loss) income					16,248	16,248
Balance at Mar. 31, 2010	448	698,417		(7,011)	(410,889)	280,965
Balance, Shares at Mar. 31, 2010	44,846,000					44,845,541
Exercise of stock options	6	7,198				7,204
Exercise of stock options, Shares	567,000
Issuance of common stock - ESPP		614				614
Issuance of common stock - ESPP, Shares	26,000
Issuance of common stock - restricted shares	3	(3)
Issuance of common stock - restricted shares, Shares	301,000
Stock-based compensation expense		13,412				13,412
Non-employee stock-based compensation expense		31				31
Issuance of stock for calendar 401(k) match		841				841
Issuance of stock for calendar 401(k) match, Shares	29,000
Issuance of common stock- follow-on public offering, net of costs	46	155,194				155,240
Issuance of common stock- public offering, net of costs, Shares	4,600,000
Contingent consideration	4	10,000				10,004
Contingent consideration, Shares	350,000
Net unrealized losses on investments				(90)		(90)
Unrealized gains on cash flow hedges						1,170
Cumulative translation adjustment				10,918		10,918
Net (loss) income					(186,284)	(186,284)
Balance at Mar. 31, 2011	$ 507	$ 885,704		$ 3,817	$ (597,173)	$ 292,855
Balance, Shares at Mar. 31, 2011	50,719,000					50,719,827